Document and Entity Information	Aug. 06, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001175505
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	Five Prime Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36070
Entity Tax Identification Number	26-0038620
Entity Address, Address Line One	111 Oyster Point Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	365-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	FPRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false